Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grants of options and other equity awards to our executive officers and directors are approved by the Compensation Committee or the Board, generally at regularly scheduled meetings or sometimes by unanimous written consent. From time to time, we grant stock options or other equity awards to employees, including the named executive officers. Also, non-employee directors generally receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our equity compensation policies for non-employee directors as described above. We have no practice of timing grants of equity awards to coordinate with the release of material non-public information (“MNPI”). Although we have not adopted a formal policy regarding the timing of equity award grants, including stock options, neither our Board nor our Compensation Committee takes MNPI about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation. During 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	From time to time, we grant stock options or other equity awards to employees, including the named executive officers. Also, non-employee directors generally receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our equity compensation policies for non-employee directors as described above.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock options, neither our Board nor our Compensation Committee takes MNPI about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false